Financial Risk Management - Schedule of Deposits Held which Derive Interest Revenue Together with the Maximum and Minimum Interest Rates Being Earned (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2018 AUD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 AUD ($)
Bottom of Range
Disclosure of Financial Risk Management [Line Items]
Rate decrease	9.45%	9.45%
Interest Rate Risk | USD
Disclosure of Financial Risk Management [Line Items]
Funds invested	$ 99		$ 37,577
Rate increase on funds invested	0		21
Rate decrease on funds invested	$ 0		$ (21)
Interest Rate Risk | AUD
Disclosure of Financial Risk Management [Line Items]
Funds invested		$ 600		$ 600
Rate increase on funds invested		2		1
Rate decrease on funds invested		$ (2)		$ (1)
Interest Rate Risk | Bottom of Range | USD
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	0.80%	0.80%	0.55%	0.55%
Rate increase	0.88%	0.88%	0.61%	0.61%
Rate decrease	0.72%	0.72%	0.50%	0.50%
Interest Rate Risk | Bottom of Range | AUD
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	2.72%	2.72%	2.42%	2.42%
Rate increase	2.99%	2.99%	2.66%	2.66%
Rate decrease	2.45%	2.45%	2.18%	2.18%
Interest Rate Risk | Top of Range | USD
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	0.80%	0.80%	0.55%	0.55%
Rate increase	0.88%	0.88%	0.61%	0.61%
Rate decrease	0.72%	0.72%	0.50%	0.50%
Interest Rate Risk | Top of Range | AUD
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	2.72%	2.72%	2.42%	2.42%
Rate increase	2.99%	2.99%	2.66%	2.66%
Rate decrease	2.45%	2.45%	2.18%	2.18%